UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05150

Cornerstone Strategic Value Fund, Inc.
(Exact name of registrant as specified in charter)

48 Wall Street New York, NY	10005
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC 48 Wall Street New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 668-6558

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1.  Schedule of Investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2015 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 97.69%
CLOSED-END FUNDS - 51.37%
CONVERTIBLE SECURITIES - 0.66%
AllianzGI Convertible & Income Fund	259,282	$1,511,614
AllianzGI Convertible & Income Fund II	35,600	187,968
Calamos Convertible and High Income Fund	11,300	122,831
Calamos Convertible Opportunities and Income Fund	33,600	332,304
		2,154,717
CORE - 3.95%
Adams Express Company (The)	61,285	781,384
Advent/Claymore Enhanced Growth & Income Fund	126,105	1,034,061
Gabelli Equity Trust Inc. (The)	553,597	2,889,776
General American Investors Company, Inc.	71,121	2,203,329
Guggenheim Enhanced Equity Strategy Fund	28,369	422,698
Liberty All-Star Equity Fund	871,424	4,426,834
Royce Micro-Cap Trust, Inc.	89,959	696,283
Sprott Focus Trust, Inc.	71,100	420,201
Tri-Continental Corporation	3,115	60,742
		12,935,308
CORPORATE DEBT INVESTMENT GRADE-RATED - 0.00%
Cutwater Select Income Fund	1	26

DEVELOPED MARKET - 1.49%
Aberdeen Australia Equity Fund, Inc.	401,670	2,148,533
Aberdeen Singapore Fund, Inc.	38,986	336,839
New Ireland Fund, Inc. (The)	25,720	345,934
Swiss Helvetia Fund, Inc. (The)	189,319	2,056,004
		4,887,310
EMERGING MARKETS - 3.59%
Aberdeen Chile Fund, Inc.	148,715	889,316
First Trust/Aberdeen Emerging Opportunity Fund	8,103	105,825
JPMorgan China Region Fund, Inc.	19,417	278,051
Mexico Fund, Inc. (The)	17,900	311,818
Morgan Stanley China A Share Fund, Inc.	258,150	5,792,886
Templeton Dragon Fund, Inc.	48,787	912,317
Turkish Investment Fund, Inc. (The)	32,598	260,784
Voya Emerging Markets High Dividend Equity Fund	415,446	3,203,089
		11,754,086
EMERGING MARKETS DEBT - 0.50%
Global High Income Fund Inc.	90,852	701,377
Western Assets Emerging Markets Income Fund, Inc.	99,605	952,224
		1,653,601
ENERGY MLP - 1.41%
ClearBridge Energy MLP Opportunity Fund Inc.	136,104	1,962,620
ClearBridge Energy MLP Total Return Fund Inc.	184,485	2,536,669
Nuveen Energy MLP Total Return Fund	8,609	108,215
		4,607,504
GENERAL & INSURED LEVERAGED - 0.26%
Invesco Value Municipal Income Trust	1	13
Nuveen Dividend Advantage Municipal Fund 3	47,804	648,222

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2015 (Unaudited)

Description	No. of Shares	Value
Nuveen Select Quality Municipal Fund, Inc.	16,140	$215,792
		864,027
GENERAL BOND - 0.67%
Deutsche Multi-Market Income Trust	218,298	1,613,222
Deutsche Strategic Income Trust	58,024	596,487
		2,209,709
GLOBAL - 7.03%
Alpine Global Dynamic Dividend Fund	227,745	1,947,220
Alpine Global Total Dynamic Dividend Fund	1,091,449	8,185,867
Clough Global Allocation Fund	19,347	252,478
Delaware Enhanced Global Dividend and Income Fund	322,106	2,982,702
GDL Fund (The)	246,684	2,422,437
Gabelli Multimedia Fust Inc. (The)	25,584	192,647
John Hancock Hedged Equity & Income Fund	35,017	503,895
Lazard Global Total Return and Income Fund, Inc.	3,694	46,286
Lazard World Dividend & Income Fund, Inc.	44,656	406,816
Nuveen Global Value Opportunities Fund	173,662	1,769,616
Royce Global Value Trust, Inc.	1,700	11,917
Virtus Total Return Fund	37,841	143,039
Voya Infrastructure, Industrials and Materials Fund	108,271	1,327,402
Wells Fargo Advantage Global Dividend Opportunity Fund	482,546	2,851,847
		23,044,169
GROWTH FUNDS - 0.13%
Liberty All-Star Growth Fund, Inc.	95,125	431,867

HIGH CURRENT YIELD (LEVERAGED) - 1.68%
AllianceBernstein Global High Income Fund, Inc.	109,924	1,216,859
BlackRock Corporate High Yield Fund VI, Inc.	280,109	2,764,676
BlackRock Debt Strategies Fund, Inc.	231,134	771,988
First Trust Strategic High Income Fund II	1,151	13,236
Franklin Universal Trust	18,322	108,283
Invesco High Income Trust II	10,684	137,503
MFS Intermediate High Income Fund	4,695	10,658
Neuberger Berman High Yield Strategies Fund Inc.	46,181	470,584
		5,493,787
HIGH YIELD - 0.10%
Credit Suisse Asset Management Income Fund, Inc.	32,550	92,116
Western Asset Managed High Income Fund Inc.	49,725	222,271
		314,387
HIGH YIELD MUNICIPAL DEBT - 0.07%
MFS High Income Municipal Trust	48,354	229,681

INCOME & PREFERRED STOCK - 0.20%
LMP Capital and Income Fund Inc.	53,674	652,676

LOAN PARTICIPATION - 0.49%
Nuveen Credit Strategies Income Fund	201,766	1,610,093

NATURAL RESOURCES - 3.31%
BlackRock Resources & Commodities Strategy Trust	1,389,918	9,868,418

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2015 (Unaudited)

Description	No. of Shares	Value
First Trust Energy Infrastructure Fund	61,159	$977,932
		10,846,350
OPTION ARBITRAGE/OPTIONS STRATEGIES - 5.39%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	657,556	8,403,566
BlackRock Global Opportunities Equity Trust	237,932	2,878,977
Eaton Vance Risk-Managed Diversified Equity Income Fund	18,750	180,000
Madison Strategic Sector Premium Fund	20,754	221,445
Nuveen Nasdaq 100 Dynamic Overwrite Fund	248,959	4,289,564
Voya Global Equity Dividend and Premium Opportunity Fund	243,438	1,691,894
		17,665,446
PACIFIC EX JAPAN - 0.42%
Aberdeen Greater China Fund, Inc.	53,382	452,679
China Fund, Inc. (The)	49,802	792,350
Morgan Stanley Thai Fund, Inc.	19,898	140,878
		1,385,907
REAL ESTATE - 13.29%
Alpine Global Premier Properties Fund	1,104,363	6,162,345
CBRE Clarion Global Real Estate Income Fund	1,220,355	9,006,220
Cohen & Steers Preferred Securities and Income Fund, Inc.	713,745	12,369,201
Cohen & Steers Quality Income Realty Fund, Inc.	513,634	5,804,064
Cohen & Steers Total Return Realty Fund, Inc.	118,000	1,401,840
LMP Real Estate Income Fund Inc.	121,833	1,496,109
Neuberger Berman Real Estate Securities Income Fund Inc.	931,144	4,292,574
Nuveen Real Estate Income Fund	65,233	655,592
RMR Real Estate Income Fund	130,445	2,346,704
		43,534,649
SECTOR EQUITY - 1.75%
GAMCO Global Gold, Natural Resources & Income Trust	492,323	2,456,692
GAMCO Natural Resources, Gold & Income Trust by Gabelli	385,958	2,234,697
John Hancock Financial Opportunities Fund	41,016	1,037,705
		5,729,094
U.S. MORTGAGE - 0.02%
First Trust Mortgage Income Fund	5,090	73,245

UTILITY - 4.93%
BlackRock Utility and Infrastructure Trust	48,646	790,984
Brookfield Global Listed Infrastructure Income Fund Inc.	204,299	2,559,866
Cohen & Steers Infrastructure Fund, Inc.	312,272	5,955,027
Duff & Phelps Global Utility Income Fund Inc.	313,099	4,740,319
Gabelli Global Utility & Income Trust (The)	60,473	970,592
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	4,785	60,100
Macquarie Global Infrastructure Total Return Fund Inc.	28,440	548,039
Tekla Healthcare Opportunities Fund	9,200	149,960
Wells Fargo Advantage Utilities and High Income Fund	37,299	394,250
		16,169,137
VALUE - 0.02%
First Trust Dividend and Income Fund	10,000	78,200

TOTAL CLOSED-END FUNDS		168,324,976

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2015 (Unaudited)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY - 5.52%
Comcast Corporation - Class A	59,013	$3,356,659
Home Depot, Inc. (The)	19,600	2,263,604
Johnson Controls, Inc.	15,500	641,080
Lowe's Companies, Inc.	8,000	551,360
Macy's, Inc.	10,000	513,200
News Corporation - Class B *	1,250	16,025
Starbucks Corporation	15,000	852,600
Time Inc.	1,362	25,946
Time Warner Cable Inc.	4,000	717,480
Time Warner Inc.	22,900	1,574,375
TJX Companies, Inc. (The)	10,000	714,200
Twenty-First Century Fox, Inc.	5,000	135,350
Viacom Inc. - Class B	3,950	170,444
Walt Disney Company (The)	64,200	6,561,240
		18,093,563
CONSUMER STAPLES - 5.19%
Archer-Daniels-Midland Company	16,000	663,200
Constellation Brands, Inc.	3,000	375,630
Costco Wholesale Corporation	9,000	1,301,130
CVS Caremark Corporation	28,430	2,742,926
Kraft Heinz Company (The)	4,000	282,320
Kroger Co. (The)	30,000	1,082,100
Mondelēz International, Inc. - Class A	26,000	1,088,620
Monster Beverage Corporation *	4,000	540,560
Reynolds American Inc.	22,000	973,940
Walgreens Boots Alliance, Inc.	15,000	1,246,500
Wal-Mart Stores, Inc.	103,700	6,723,908
		17,020,834
ENERGY - 2.41%
Chevron Corporation	10,000	788,800
ConocoPhillips	21,974	1,053,873
EOG Resources, Inc.	15,000	1,092,000
Exxon Mobil Corporation	39,936	2,969,242
Kinder Morgan, Inc.	12,000	332,160
Phillips 66	14,487	1,113,181
Schlumberger Limited	8,000	551,760
		7,901,016
EXCHANGE-TRADED FUNDS - 3.52%
iShares Core S&P 500 ETF	30,000	5,781,300
SPDR S&P 500 ETF Trust	30,000	5,748,900
		11,530,200
FINANCIALS - 7.49%
ACE Limitied	4,000	413,600
Allstate Corporation (The)	4,000	232,960
American Express Company	13,000	963,690
American International Group, Inc.	8,000	454,560
Ameriprise Financial, Inc.	2,000	218,260
Aon plc	8,500	753,185

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2015 (Unaudited)

Description	No. of Shares	Value
Berkshire Hathaway Inc. - Class B *	21,000	$2,738,400
BlackRock, Inc. - Class A	3,500	1,041,145
Capital One Financial Corporation	4,500	326,340
Chubb Corporation (The)	2,000	245,300
Discover Financial Services	6,500	337,935
Intercontinental Exchange, Inc.	1,500	352,485
JPMorgan Chase & Co.	106,132	6,470,868
Marsh & McLennan Companies, Inc.	8,500	443,870
McGraw Hill Financial, Inc.	2,000	173,000
Moody’s Corporation	3,000	294,600
Morgan Stanley	39,000	1,228,500
PNC Financial Services Group, Inc. (The)	8,000	713,600
SunTrust Banks, Inc.	6,000	229,440
Travelers Companies, Inc. (The)	4,000	398,120
Wells Fargo & Company	126,800	6,511,180
		24,541,038
HEALTH CARE - 6.10%
Abbott Laboratories	26,200	1,053,764
AbbVie Inc.	16,200	881,442
Aetna Inc.	11,000	1,203,510
Allergan plc *	6,577	1,787,694
Amgen Inc.	17,800	2,462,096
Anthem, Inc.	9,000	1,260,000
Baxter International Inc.	4,000	131,400
Boston Scientific Corporation *	2,000	32,820
Cardinal Health, Inc.	6,000	460,920
Celgene Corporation *	10,000	1,081,700
Cigna Corporation	5,000	675,100
Express Scripts Holding Company *	8,000	647,680
Gilead Sciences, Inc.	14,000	1,374,660
Johnson & Johnson	13,000	1,213,550
McKesson Corporation	4,800	888,144
Merck & Company, Inc.	35,267	1,741,837
Regeneron Pharmaceuticals, Inc. *	1,000	465,140
St. Jude Medical, Inc.	5,000	315,450
Stryker Corporation	4,000	376,400
Thermo Fisher Scientific Inc.	10,000	1,222,800
UnitedHealth Group Incorporated	6,000	696,060
		19,972,167
INDUSTRIALS - 4.42%
Boeing Company (The)	6,000	785,700
CSX Corporation	12,000	322,800
Danaher Corporation	5,000	426,050
Delta Air Lines, Inc.	18,000	807,660
FedEx Corporation	6,000	863,880
General Dynamics Corporation	6,000	827,700
General Electric Company	110,000	2,774,200
Honeywell International Inc.	16,000	1,515,040
Illinois Tool Works Inc.	8,000	658,480
Lockheed Martin Corporation	7,000	1,451,170

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2015 (Unaudited)

Description	No. of Shares	Value
Norfolk Southern Corporation	3,000	$229,200
Northrop Grumman Corporations	2,000	331,900
Precision Castparts Corporation	2,000	459,420
Southwest Airlines Co.	12,000	456,480
3M Company	5,000	708,850
Union Pacific Corporation	21,000	1,856,610
		14,475,140
INFORMATION TECHNOLOGY - 8.68%
Apple Inc.	113,300	12,496,990
Automatic Data Processing, Inc.	7,000	562,520
Cisco Systems, Inc.	70,000	1,837,500
Cognizant Technology Solutions Corporation *	6,000	375,660
Facebook, Inc. *	11,000	988,900
Fiserv, Inc. *	4,000	346,440
Google Inc. - Class A *	2,000	1,276,740
Google Inc. - Class C *	4,005	2,436,723
Intel Corporation	66,000	1,989,240
MasterCard Incorporated	10,000	901,200
Microsoft Corporation	22,000	973,720
Oracle Corporation	96,272	3,477,345
QUALCOMM Incorporated	14,500	779,085
		28,442,063
MATERIALS - 1.15%
Air Products & Chemicals, Inc.	5,000	637,900
Dow Chemical Company (The)	29,500	1,250,800
Ecolab Inc.	5,500	603,460
LyondellBasell Industries N.V.	7,000	583,520
PPG Industries, Inc.	8,000	701,520
		3,777,200
TELECOMMUNICATION SERVICES - 1.27%
AT&T, Inc.	7,568	246,565
Verizon Communications, Inc.	90,000	3,915,900
		4,162,465
UTILITIES - 0.56%
NextEra Energy, Inc.	6,000	585,300
PG&E Corporation	12,000	633,600
PPL Corporation	6,000	197,340
Public Service Enterprises Group, Inc.	6,500	274,040
Xcel Energy Inc.	4,000	141,640
		1,831,920
TOTAL EQUITY SECURITIES (cost - $331,576,017)		320,072,582

SHORT-TERM INVESTMENTS - 2.53%
MONEY MARKET FUNDS - 2.53%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $8,289,987)	8,289,987	8,289,987

TOTAL INVESTMENTS - 100.22% (cost - $339,866,004)		328,362,569

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.22)%		(713,864)

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2015 (Unaudited)

Description	No. of Shares	Value
NET ASSETS - 100.00%		$327,648,705

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2015.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of September 30, 2015:

Cost of portfolio investments	$340,190,644
Gross unrealized appreciation	$27,018,267
Gross unrealized depreciation	(38,846,342)
Net unrealized appreciation	$(11,828,075)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$320,072,582	$-
Short-Term Investments	8,289,987	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$328,362,569	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's investments into major categories is disclosed in its Schedule of Investments.

As of September 30, 2015, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2015.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the nine months ended September 30, 2015, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on September 1, 2015 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent semi-annual report. This information is also available on the Fund’s website at www.cornerstonestrategicvaluefund.com; or on the website of the Securities and Exchange Commission at www.sec.gov

Item 2.  Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	October 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	October 15, 2015

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	October 15, 2015

* Print the name and title of each signing officer under his or her signature.